Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Share Repurchase Activity

The following table summarizes the Company’s share repurchase activity:

	Year ended December 31,		Cumulative
	2016	2015	Total (1)
	(in thousands)
Common shares repurchased	7,368	1,045	8,413
Cost of common shares repurchased	$98,370	$16,338	$114,708

(1)	Amounts represent the share repurchase program total through December 31, 2016.